Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management [Abstract]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at December 31, 2020	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Crude Oil and Condensate Contracts
WTI Fixed - Sell	19.6 MMbbls	January 2021 - June 2022	US$43.99/bbl	(113)
WTI Fixed - Buy	11.7 MMbbls	February 2021 - June 2022	US$44.55/bbl	59
Other Financial Positions (4)				1
Total Fair Value				(53)
(1)	Million barrels (“MMbbls”). Barrel (“bbl”).
(2)

Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.

(3)	Contract terms represents averages for various individual contracts with different terms and range from one to twenty-three months.
(4)

Other financial positions consist of risk management positions related to WCS and condensate differential contracts, Belvieu and natural gas fixed contracts and the Company’s Refining and Marketing segment.

Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:
As at December 31, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(41)	32
WTI Option Volatility	± five percent	(18)	17
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	7	(10)

As at December 31, 2019	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(129)	80
WTI Option Volatility	± five percent	(45)	42
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	10	(19)

Undiscounted Cash Outflows Relating to Financial Liabilities

Undiscounted cash outflows relating to financial liabilities are:

As at December 31, 2020	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,018	-	-	-	2,018
Short-Term Borrowings (1)	121	-	-	-	121
Long-Term Debt (1)	385	1,965	1,966	8,627	12,943
Contingent Payment (2)	36	28	-	-	64
Lease Liabilities (1)	254	445	365	1,412	2,476

As at December 31, 2019	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,229	-	-	-	2,229
Long-Term Debt (1)	344	1,338	1,465	9,326	12,473
Contingent Payment (2)	79	69	-	-	148
Lease Liabilities (1)	277	466	410	1,544	2,697
(1)	Principal and interest, including current portion.
(2)	Refer to Note 35C for fair value assumptions.

Commodity Price Risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.

The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at December 31, 2020	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	(44)	44
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	(2)	2

As at December 31, 2019	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per bbl Applied to WTI and Condensate Hedges	3	(3)
Crude Oil Differential Price	± US$2.50 per bbl Applied to Differential Hedges Tied to Production	5	(5)

Currency risk [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:
For the years ended December 31,	2020	2019
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	300	250
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(300)	(250)